GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Summary of Carrying Value of Goodwill

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2021	3,669,031	956,084	4,625,115
Disposal of a subsidiary	(15,268)	—	(15,268)
Adjustments to fair values of preliminary purchase price allocation	(3,259)	(864)	(4,123)
Balance as of December 31, 2022	3,650,504	955,220	4,605,724
Balance as of December 31, 2022, in US$	529,273	138,494	667,767